Stock-Based Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense
Noncash stock-based compensation expense recognized, before taxes	$ 1,320,000	$ 1,712,000	$ 4,197,000	$ 5,301,000	$ 7,392,000	$ 5,899,000	$ 641,000
Common stock options
Unamortized compensation
Total unamortized compensation expense	$ 6,465,000		$ 6,465,000		$ 12,312,000	$ 16,871,000
Expected amortization period			1 year 1 month 6 days		2 years 3 months 18 days	3 years 1 month 24 days
Employee stock options
Valuation model average assumptions
Expected term (years)	5 years 7 months 6 days	6 years 1 month 6 days	5 years 10 months 24 days	6 years	6 years 1 month 6 days	6 years 3 months 18 days	6 years 3 months 18 days
Expected volatility	63.60%	51.70%	57.20%	49.30%	49.70%	49.80%	59.10%
Risk-free interest rate	1.80%	1.20%	2.20%	1.40%	1.50%	1.80%	1.80%
2015 Employee Stock Purchase Plan
Valuation model average assumptions
Expected term (years)	6 months	6 months	6 months	6 months	6 months	6 months
Expected volatility	117.10%	85.50%	109.20%	72.10%	72.10%	46.20%
Risk-free interest rate	9.40%	0.49%	7.80%	0.41%	0.41%	0.17%
Stock-based compensation expense
Noncash stock-based compensation expense recognized, before taxes	$ 15,000	$ 94,000	$ 105,000	$ 311,000	$ 372,000	$ 217,000
RSUs
Share-based compensation
Total fair value of shares vested in the year					486,000	0
Unamortized compensation
Total unrecognized compensation expense	1,669,000		$ 1,669,000		$ 2,780,000
Expected amortization period			2 years 6 months 29 days		3 years 18 days
Cost of revenues
Stock-based compensation expense
Noncash stock-based compensation expense recognized, before taxes	72,000	165,000	$ 328,000	403,000	$ 608,000	346,000	$ 55,000
Research and development expense
Stock-based compensation expense
Noncash stock-based compensation expense recognized, before taxes	509,000	647,000	1,550,000	1,990,000	2,732,000	2,489,000	155,000
Selling, general and administrative expenses
Stock-based compensation expense
Noncash stock-based compensation expense recognized, before taxes	$ 739,000	$ 900,000	$ 2,319,000	$ 2,908,000	$ 4,052,000	$ 3,064,000	$ 431,000